Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Weighted average shares outstanding – diluted	15,224,378		122,501,241	122,500,000
Net loss per – diluted			$ (0.05)	$ (0.29)
Class A Common Stock
Net loss per – diluted	$ (0.64)
Class A Common Stock | Inflection Point Acquisition Corp
Weighted average shares outstanding – diluted		9,322,714	32,975,000
Net loss per – diluted		$ (0.02)	$ 0.00
Class B Common Stock | Inflection Point Acquisition Corp
Weighted average shares outstanding – diluted		7,485,546	8,243,750
Net loss per – diluted		$ (0.02)	$ 0.00